Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS

We do not have any formal policy that requires us to grant, or avoid granting, equity awards to our executive officers at certain times. Consistent with our annual compensation cycle, the Personnel and Compensation Committee typically grants annual equity awards, in the form of stock options and restricted stock awards, to our executive officers in September. The dates of the equity grants generally occur after we have issued our earnings release and Annual Report on Form 10-K announcing our fourth quarter and full year financial results.

The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).

As a result, in all cases, the timing of the grant of stock options, if any, would occur independently of the release of any material, non-public information, and we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of such stock options.

During fiscal 2025, no stock options were granted to our executive officers during the period beginning four business days before, and ending one business day after, the filing or furnishing of such report the filing of a Form 10-Q or Form 10-K, or the filing or furnishing of a report on Form 8-K that disclosed material nonpublic information.

Award Timing Method	We do not have any formal policy that requires us to grant, or avoid granting, equity awards to our executive officers at certain times. Consistent with our annual compensation cycle, the Personnel and Compensation Committee typically grants annual equity awards, in the form of stock options and restricted stock awards, to our executive officers in September. The dates of the equity grants generally occur after we have issued our earnings release and Annual Report on Form 10-K announcing our fourth quarter and full year financial results.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false